Consolidated Statements of Changes in Equity Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Capital reserve	Share premium	Statutory reserve	Share-based compensation reserve	Currency translation reserve	Hedge reserve	Retained earnings/(accumulated losses)
Beginning balance at Dec. 31, 2019	$ 4,446	$ 81	$ 87	$ 1,491	$ 6	$ 97	$ (12)		$ 2,696
(Loss)/profit for the year	(1,523)								(1,523)
Gains (losses) on cash flow hedges, net of tax	0
Other comprehensive income/(expense)	16						16
Total comprehensive income/(expense)	(1,507)						16		(1,523)
Exercise of share options	6			6
Transfer to share premium upon exercise of share options	0			1		(1)
Forfeiture of share options	0					(8)			8
Share-based compensation of the Company	9					9
Dividends to equity holders of the Company	(1,025)								(1,025)
Ending balance at Dec. 31, 2020	1,929	81	87	1,498	6	97	4		156
(Loss)/profit for the year	(1,048)								(1,048)
Gains (losses) on cash flow hedges, net of tax	(4)							$ (4)
Other comprehensive income/(expense)	(6)						(6)
Total comprehensive income/(expense)	(1,058)						(6)	(4)	(1,048)
Exercise of share options	12			12
Transfer to share premium upon exercise of share options	0			5		(5)
Forfeiture of share options	0					(2)			2
Share-based compensation of the Company	4					4
Share-based compensation charged by LVS	1					1
Ending balance at Dec. 31, 2021	888	81	87	1,515	6	95	(2)	(4)	(890)
(Loss)/profit for the year	(1,582)								(1,582)
Gains (losses) on cash flow hedges, net of tax	(2)							(2)
Other comprehensive income/(expense)	(9)						(9)
Total comprehensive income/(expense)	(1,593)						(9)	(2)	(1,582)
Forfeiture of share options	0					(3)			3
Share-based compensation of the Company	3					3
Share-based compensation charged by LVS	2					2
Ending balance at Dec. 31, 2022	$ (700)	$ 81	$ 87	$ 1,515	$ 6	$ 97	$ (11)	$ (6)	$ (2,469)